BB&T Funds
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
December 23, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BB&T Funds (the “Trust”): Registration No. 333-163272
Ladies and Gentlemen:
     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) the Trust certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to BB&T Fund’s Registration Statement on Form N-14 filed November 20, 2009, as amended December 17, 2009, and effective December 22, 2009. The text of Pre-Effective Amendment No. 1 was filed electronically.
     Please feel free to contact Alan Priest of Ropes & Gray LLP at (202) 508-4625 or Marian Fowler of Ropes & Gray LLP at (202) 508-4751 if you have any questions regarding this filing.

BB&T Funds Registrant
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

*By: /s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously